Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000206025
Shareholder Report [Line Items]
Fund Name	Catalyst Enhanced Income Strategy Fund
Class Name	Class A
Trading Symbol	EIXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.75%	[1]
AssetsNet	$ 42,940,209
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 281,049
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$42,940,209 Number of Portfolio Holdings99 Advisory Fee (net of waivers)$281,049 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	57.8%
Money Market Funds	18.7%
U.S. Government & Agency Obligations	23.5%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
ABS	10.2%
CMO	17.5%
Money Market Funds	18.7%
U.S. Government & Agency Obligations	23.5%
CMBS	29.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 6.990%, 11/15/27	8.5%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.137%, 10/12/52	8.1%
Citigroup Commercial Mortgage Trust, 2015-GC35 D, 3.236%, 11/10/48	5.4%
Thornburg Mortgage Securities Trust, 2006-3 A1, 2.983%, 06/25/46	4.9%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 4.190%, 10/25/36	4.5%
Morgan Stanley Capital I Trust, 2014-150E A, 3.912%, 09/9/32	3.2%
Structured Asset Securities Corporation, 1998-RF1, 4.130%, 04/15/27	3.0%
Fannie Mae REMICS, 2021-80 IA, 2.000%, 11/25/51	2.8%
WFRBS Commercial Mortgage Trust, 2011-C4 E, 4.984%, 06/15/44	2.5%
Freddie Mac REMICS, 4239 NI, 3.208%, 07/15/43	2.3%

C000206026
Shareholder Report [Line Items]
Fund Name	Catalyst Enhanced Income Strategy Fund
Class Name	Class C
Trading Symbol	EIXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	2.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.50%	[2]
AssetsNet	$ 42,940,209
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 281,049
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$42,940,209 Number of Portfolio Holdings99 Advisory Fee (net of waivers)$281,049 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	57.8%
Money Market Funds	18.7%
U.S. Government & Agency Obligations	23.5%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
ABS	10.2%
CMO	17.5%
Money Market Funds	18.7%
U.S. Government & Agency Obligations	23.5%
CMBS	29.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 6.990%, 11/15/27	8.5%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.137%, 10/12/52	8.1%
Citigroup Commercial Mortgage Trust, 2015-GC35 D, 3.236%, 11/10/48	5.4%
Thornburg Mortgage Securities Trust, 2006-3 A1, 2.983%, 06/25/46	4.9%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 4.190%, 10/25/36	4.5%
Morgan Stanley Capital I Trust, 2014-150E A, 3.912%, 09/9/32	3.2%
Structured Asset Securities Corporation, 1998-RF1, 4.130%, 04/15/27	3.0%
Fannie Mae REMICS, 2021-80 IA, 2.000%, 11/25/51	2.8%
WFRBS Commercial Mortgage Trust, 2011-C4 E, 4.984%, 06/15/44	2.5%
Freddie Mac REMICS, 4239 NI, 3.208%, 07/15/43	2.3%

C000206024
Shareholder Report [Line Items]
Fund Name	Catalyst Enhanced Income Strategy Fund
Class Name	Class I
Trading Symbol	EIXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.50%	[3]
AssetsNet	$ 42,940,209
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 281,049
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$42,940,209 Number of Portfolio Holdings99 Advisory Fee (net of waivers)$281,049 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	57.8%
Money Market Funds	18.7%
U.S. Government & Agency Obligations	23.5%

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
ABS	10.2%
CMO	17.5%
Money Market Funds	18.7%
U.S. Government & Agency Obligations	23.5%
CMBS	29.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 6.990%, 11/15/27	8.5%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.137%, 10/12/52	8.1%
Citigroup Commercial Mortgage Trust, 2015-GC35 D, 3.236%, 11/10/48	5.4%
Thornburg Mortgage Securities Trust, 2006-3 A1, 2.983%, 06/25/46	4.9%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 4.190%, 10/25/36	4.5%
Morgan Stanley Capital I Trust, 2014-150E A, 3.912%, 09/9/32	3.2%
Structured Asset Securities Corporation, 1998-RF1, 4.130%, 04/15/27	3.0%
Fannie Mae REMICS, 2021-80 IA, 2.000%, 11/25/51	2.8%
WFRBS Commercial Mortgage Trust, 2011-C4 E, 4.984%, 06/15/44	2.5%
Freddie Mac REMICS, 4239 NI, 3.208%, 07/15/43	2.3%

C000143109
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Income Fund
Class Name	Class A
Trading Symbol	IIXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[4]
AssetsNet	$ 64,302,098
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 113,487
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$64,302,098 Number of Portfolio Holdings24 Advisory Fee (net of waivers)$113,487 Portfolio Turnover52%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	19.3%
Corporate Bonds	71.0%
Money Market Funds	9.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Materials	0.5%
Health Care	4.7%
Communications	5.8%
Technology	8.5%
Energy	9.3%
Money Market Funds	9.6%
Industrials	10.1%
Consumer Discretionary	12.9%
Financials	37.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	10.9%
PennyMac Corporation, 5.500%, due 03/15/26	6.5%
Ambac Assurance Corporation, 5.100%, due Perpetual	5.9%
HCA, Inc., 5.250%, due 06/15/26	4.7%
United Airlines, Inc., 4.375%, due 04/15/26	4.7%
Gartner, Inc., 4.500%, due 07/1/28	4.7%
TransDigm, Inc., 6.750%, due 08/15/28	4.6%
Dick's Sporting Goods, Inc., 4.000%, due 10/1/29	4.6%
Ford Motor Company, 9.625%, due 04/22/30	4.5%
Main Street Capital Corporation, 3.000%, due 07/14/26	4.5%

C000143110
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Income Fund
Class Name	Class C
Trading Symbol	IIXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.75%	[5]
AssetsNet	$ 64,302,098
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 113,487
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$64,302,098 Number of Portfolio Holdings24 Advisory Fee (net of waivers)$113,487 Portfolio Turnover52%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	19.3%
Corporate Bonds	71.0%
Money Market Funds	9.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Materials	0.5%
Health Care	4.7%
Communications	5.8%
Technology	8.5%
Energy	9.3%
Money Market Funds	9.6%
Industrials	10.1%
Consumer Discretionary	12.9%
Financials	37.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	10.9%
PennyMac Corporation, 5.500%, due 03/15/26	6.5%
Ambac Assurance Corporation, 5.100%, due Perpetual	5.9%
HCA, Inc., 5.250%, due 06/15/26	4.7%
United Airlines, Inc., 4.375%, due 04/15/26	4.7%
Gartner, Inc., 4.500%, due 07/1/28	4.7%
TransDigm, Inc., 6.750%, due 08/15/28	4.6%
Dick's Sporting Goods, Inc., 4.000%, due 10/1/29	4.6%
Ford Motor Company, 9.625%, due 04/22/30	4.5%
Main Street Capital Corporation, 3.000%, due 07/14/26	4.5%

C000143111
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Income Fund
Class Name	Class I
Trading Symbol	IIXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[6]
AssetsNet	$ 64,302,098
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 113,487
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$64,302,098 Number of Portfolio Holdings24 Advisory Fee (net of waivers)$113,487 Portfolio Turnover52%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	19.3%
Corporate Bonds	71.0%
Money Market Funds	9.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.1%
Materials	0.5%
Health Care	4.7%
Communications	5.8%
Technology	8.5%
Energy	9.3%
Money Market Funds	9.6%
Industrials	10.1%
Consumer Discretionary	12.9%
Financials	37.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	10.9%
PennyMac Corporation, 5.500%, due 03/15/26	6.5%
Ambac Assurance Corporation, 5.100%, due Perpetual	5.9%
HCA, Inc., 5.250%, due 06/15/26	4.7%
United Airlines, Inc., 4.375%, due 04/15/26	4.7%
Gartner, Inc., 4.500%, due 07/1/28	4.7%
TransDigm, Inc., 6.750%, due 08/15/28	4.6%
Dick's Sporting Goods, Inc., 4.000%, due 10/1/29	4.6%
Ford Motor Company, 9.625%, due 04/22/30	4.5%
Main Street Capital Corporation, 3.000%, due 07/14/26	4.5%

C000121700
Shareholder Report [Line Items]
Fund Name	Catalyst/CIFC Senior Secured Income Fund
Class Name	Class A
Trading Symbol	CFRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%	[7]
AssetsNet	$ 745,231,010
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 2,449,207
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$745,231,010 Number of Portfolio Holdings276 Advisory Fee (net of waivers)$2,449,207 Portfolio Turnover24%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	3.4%
Corporate Bonds	4.8%
Exchange-Traded Funds	4.3%
Money Market Funds	7.8%
Term Loans	79.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.0%
Utilities	0.3%
Consumer Staples	2.2%
Energy	2.6%
Materials	2.6%
CLO	3.6%
Fixed Income	4.6%
Communications	5.2%
Money Market Funds	8.2%
Consumer Discretionary	9.8%
Industrials	11.8%
Health Care	12.7%
Financials	19.7%
Technology	22.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.5%
SPDR Blackstone Senior Loan ETF	2.1%
BroadStreet Partners, Inc., 6.466%, 05/12/31	1.3%
Envestnet, Inc., 7.163%, 09/19/31	1.2%
Star Parent, Inc., 8.002%, 09/19/30	1.1%
IMA Financial Group, Inc. (The), 6.716%, 11/01/28	1.1%
LifePoint Health, Inc., 8.577%, 05/14/31	1.1%
ConnectWise, LLC, 7.434%, 09/24/28	1.1%
AI Aqua Merger Sub, Inc., 6.803%, 07/31/28	1.1%
Granite Acquisition, Inc., 6.581%, 03/17/28	1.0%

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000121701
Shareholder Report [Line Items]
Fund Name	Catalyst/CIFC Senior Secured Income Fund
Class Name	Class C
Trading Symbol	CFRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.90%	[8]
AssetsNet	$ 745,231,010
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 2,449,207
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$745,231,010 Number of Portfolio Holdings276 Advisory Fee (net of waivers)$2,449,207 Portfolio Turnover24%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	3.4%
Corporate Bonds	4.8%
Exchange-Traded Funds	4.3%
Money Market Funds	7.8%
Term Loans	79.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.0%
Utilities	0.3%
Consumer Staples	2.2%
Energy	2.6%
Materials	2.6%
CLO	3.6%
Fixed Income	4.6%
Communications	5.2%
Money Market Funds	8.2%
Consumer Discretionary	9.8%
Industrials	11.8%
Health Care	12.7%
Financials	19.7%
Technology	22.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.5%
SPDR Blackstone Senior Loan ETF	2.1%
BroadStreet Partners, Inc., 6.466%, 05/12/31	1.3%
Envestnet, Inc., 7.163%, 09/19/31	1.2%
Star Parent, Inc., 8.002%, 09/19/30	1.1%
IMA Financial Group, Inc. (The), 6.716%, 11/01/28	1.1%
LifePoint Health, Inc., 8.577%, 05/14/31	1.1%
ConnectWise, LLC, 7.434%, 09/24/28	1.1%
AI Aqua Merger Sub, Inc., 6.803%, 07/31/28	1.1%
Granite Acquisition, Inc., 6.581%, 03/17/28	1.0%

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000240463
Shareholder Report [Line Items]
Fund Name	Catalyst/CIFC Senior Secured Income Fund
Class Name	Class C-1
Trading Symbol	CFRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-1	$97	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.90%	[9]
AssetsNet	$ 745,231,010
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 2,449,207
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$745,231,010 Number of Portfolio Holdings276 Advisory Fee (net of waivers)$2,449,207 Portfolio Turnover24%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	3.4%
Corporate Bonds	4.8%
Exchange-Traded Funds	4.3%
Money Market Funds	7.8%
Term Loans	79.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.0%
Utilities	0.3%
Consumer Staples	2.2%
Energy	2.6%
Materials	2.6%
CLO	3.6%
Fixed Income	4.6%
Communications	5.2%
Money Market Funds	8.2%
Consumer Discretionary	9.8%
Industrials	11.8%
Health Care	12.7%
Financials	19.7%
Technology	22.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.5%
SPDR Blackstone Senior Loan ETF	2.1%
BroadStreet Partners, Inc., 6.466%, 05/12/31	1.3%
Envestnet, Inc., 7.163%, 09/19/31	1.2%
Star Parent, Inc., 8.002%, 09/19/30	1.1%
IMA Financial Group, Inc. (The), 6.716%, 11/01/28	1.1%
LifePoint Health, Inc., 8.577%, 05/14/31	1.1%
ConnectWise, LLC, 7.434%, 09/24/28	1.1%
AI Aqua Merger Sub, Inc., 6.803%, 07/31/28	1.1%
Granite Acquisition, Inc., 6.581%, 03/17/28	1.0%

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000121702
Shareholder Report [Line Items]
Fund Name	Catalyst/CIFC Senior Secured Income Fund
Class Name	Class I
Trading Symbol	CFRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[10]
AssetsNet	$ 745,231,010
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 2,449,207
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$745,231,010 Number of Portfolio Holdings276 Advisory Fee (net of waivers)$2,449,207 Portfolio Turnover24%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	3.4%
Corporate Bonds	4.8%
Exchange-Traded Funds	4.3%
Money Market Funds	7.8%
Term Loans	79.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.0%
Utilities	0.3%
Consumer Staples	2.2%
Energy	2.6%
Materials	2.6%
CLO	3.6%
Fixed Income	4.6%
Communications	5.2%
Money Market Funds	8.2%
Consumer Discretionary	9.8%
Industrials	11.8%
Health Care	12.7%
Financials	19.7%
Technology	22.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	2.5%
SPDR Blackstone Senior Loan ETF	2.1%
BroadStreet Partners, Inc., 6.466%, 05/12/31	1.3%
Envestnet, Inc., 7.163%, 09/19/31	1.2%
Star Parent, Inc., 8.002%, 09/19/30	1.1%
IMA Financial Group, Inc. (The), 6.716%, 11/01/28	1.1%
LifePoint Health, Inc., 8.577%, 05/14/31	1.1%
ConnectWise, LLC, 7.434%, 09/24/28	1.1%
AI Aqua Merger Sub, Inc., 6.803%, 07/31/28	1.1%
Granite Acquisition, Inc., 6.581%, 03/17/28	1.0%

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000102758
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Balanced Fund
Class Name	Class A
Trading Symbol	TRXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%	[11]
AssetsNet	$ 14,660,241
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$14,660,241 Number of Portfolio Holdings71 Advisory Fee (net of waivers)$0 Portfolio Turnover19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	52.7%
Corporate Bonds	38.6%
Exchange-Traded Funds	4.6%
Money Market Funds	2.1%
Preferred Stocks	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	2.1%
Utilities	3.0%
Energy	4.4%
Commodity	4.6%
Industrials	5.2%
Materials	8.2%
Health Care	9.9%
Financials	10.5%
Technology	10.7%
Communications	12.6%
Consumer Discretionary	13.0%
Consumer Staples	15.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.6%
Aircastle Ltd., 4.250%, 06/15/26	4.3%
Microsoft Corporation	3.9%
Belo Corporation, 7.750%, 06/01/27	3.3%
Methanex Corporation, 5.125%, 10/15/27	2.9%
ArcelorMittal S.A., 6.550%, 11/29/27	2.8%
Sanofi S.A. - ADR	2.5%
Takeda Pharmaceutical Company Ltd. - ADR	2.4%
Nestle S.A. - ADR	2.4%
Cisco Systems, Inc.	2.3%

C000102759
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Balanced Fund
Class Name	Class C
Trading Symbol	TRXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	1.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.97%	[12]
AssetsNet	$ 14,660,241
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$14,660,241 Number of Portfolio Holdings71 Advisory Fee (net of waivers)$0 Portfolio Turnover19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	52.7%
Corporate Bonds	38.6%
Exchange-Traded Funds	4.6%
Money Market Funds	2.1%
Preferred Stocks	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	2.1%
Utilities	3.0%
Energy	4.4%
Commodity	4.6%
Industrials	5.2%
Materials	8.2%
Health Care	9.9%
Financials	10.5%
Technology	10.7%
Communications	12.6%
Consumer Discretionary	13.0%
Consumer Staples	15.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.6%
Aircastle Ltd., 4.250%, 06/15/26	4.3%
Microsoft Corporation	3.9%
Belo Corporation, 7.750%, 06/01/27	3.3%
Methanex Corporation, 5.125%, 10/15/27	2.9%
ArcelorMittal S.A., 6.550%, 11/29/27	2.8%
Sanofi S.A. - ADR	2.5%
Takeda Pharmaceutical Company Ltd. - ADR	2.4%
Nestle S.A. - ADR	2.4%
Cisco Systems, Inc.	2.3%

C000142549
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Balanced Fund
Class Name	Class I
Trading Symbol	TRXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[13]
AssetsNet	$ 14,660,241
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$14,660,241 Number of Portfolio Holdings71 Advisory Fee (net of waivers)$0 Portfolio Turnover19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	52.7%
Corporate Bonds	38.6%
Exchange-Traded Funds	4.6%
Money Market Funds	2.1%
Preferred Stocks	2.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	2.1%
Utilities	3.0%
Energy	4.4%
Commodity	4.6%
Industrials	5.2%
Materials	8.2%
Health Care	9.9%
Financials	10.5%
Technology	10.7%
Communications	12.6%
Consumer Discretionary	13.0%
Consumer Staples	15.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Gold MiniShares Trust	4.6%
Aircastle Ltd., 4.250%, 06/15/26	4.3%
Microsoft Corporation	3.9%
Belo Corporation, 7.750%, 06/01/27	3.3%
Methanex Corporation, 5.125%, 10/15/27	2.9%
ArcelorMittal S.A., 6.550%, 11/29/27	2.8%
Sanofi S.A. - ADR	2.5%
Takeda Pharmaceutical Company Ltd. - ADR	2.4%
Nestle S.A. - ADR	2.4%
Cisco Systems, Inc.	2.3%

C000064375
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH High Income Fund
Class Name	Class A
Trading Symbol	HIIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	1.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.49%	[14]
AssetsNet	$ 78,575,016
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 142,156
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$78,575,016 Number of Portfolio Holdings56 Advisory Fee (net of waivers)$142,156 Portfolio Turnover42%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	2.9%
Convertible Bonds	13.6%
Corporate Bonds	75.3%
Exchange-Traded Funds	2.9%
Money Market Funds	5.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Consumer Staples	0.5%
Industrials	2.9%
Fixed Income	3.0%
Materials	3.0%
Collateral for Securities Loaned	3.1%
Energy	5.4%
Money Market Funds	5.5%
Health Care	9.0%
Financials	14.2%
Consumer Discretionary	14.9%
Communications	16.2%
Technology	26.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, 07/15/29	6.7%
Pagaya US Holdings Company, LLC, 8.875%, 08/01/30	6.4%
Atlanticus Holdings Corporation, 9.750%, 09/01/30	6.1%
Unisys Corporation, 10.625%, 01/15/31	5.6%
Getty Images, Inc., 10.500%, 11/15/30	5.5%
CoreWeave, Inc., 9.000%, 02/01/31	5.4%
1261229 BC Ltd., 10.000%, 04/15/32	5.0%
Nebius Group N.V., 2.750%, 09/15/32	4.9%
APLD ComputeCo, LLC, 9.250%, 12/15/30	4.7%
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation, 10.000%, 11/15/29	4.1%

C000064376
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH High Income Fund
Class Name	Class C
Trading Symbol	HIICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	2.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.24%	[15]
AssetsNet	$ 78,575,016
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 142,156
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$78,575,016 Number of Portfolio Holdings56 Advisory Fee (net of waivers)$142,156 Portfolio Turnover42%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	2.9%
Convertible Bonds	13.6%
Corporate Bonds	75.3%
Exchange-Traded Funds	2.9%
Money Market Funds	5.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Consumer Staples	0.5%
Industrials	2.9%
Fixed Income	3.0%
Materials	3.0%
Collateral for Securities Loaned	3.1%
Energy	5.4%
Money Market Funds	5.5%
Health Care	9.0%
Financials	14.2%
Consumer Discretionary	14.9%
Communications	16.2%
Technology	26.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, 07/15/29	6.7%
Pagaya US Holdings Company, LLC, 8.875%, 08/01/30	6.4%
Atlanticus Holdings Corporation, 9.750%, 09/01/30	6.1%
Unisys Corporation, 10.625%, 01/15/31	5.6%
Getty Images, Inc., 10.500%, 11/15/30	5.5%
CoreWeave, Inc., 9.000%, 02/01/31	5.4%
1261229 BC Ltd., 10.000%, 04/15/32	5.0%
Nebius Group N.V., 2.750%, 09/15/32	4.9%
APLD ComputeCo, LLC, 9.250%, 12/15/30	4.7%
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation, 10.000%, 11/15/29	4.1%

C000128969
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH High Income Fund
Class Name	Class I
Trading Symbol	HIIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%	[16]
AssetsNet	$ 78,575,016
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 142,156
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$78,575,016 Number of Portfolio Holdings56 Advisory Fee (net of waivers)$142,156 Portfolio Turnover42%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	2.9%
Convertible Bonds	13.6%
Corporate Bonds	75.3%
Exchange-Traded Funds	2.9%
Money Market Funds	5.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.1%
Consumer Staples	0.5%
Industrials	2.9%
Fixed Income	3.0%
Materials	3.0%
Collateral for Securities Loaned	3.1%
Energy	5.4%
Money Market Funds	5.5%
Health Care	9.0%
Financials	14.2%
Consumer Discretionary	14.9%
Communications	16.2%
Technology	26.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, 07/15/29	6.7%
Pagaya US Holdings Company, LLC, 8.875%, 08/01/30	6.4%
Atlanticus Holdings Corporation, 9.750%, 09/01/30	6.1%
Unisys Corporation, 10.625%, 01/15/31	5.6%
Getty Images, Inc., 10.500%, 11/15/30	5.5%
CoreWeave, Inc., 9.000%, 02/01/31	5.4%
1261229 BC Ltd., 10.000%, 04/15/32	5.0%
Nebius Group N.V., 2.750%, 09/15/32	4.9%
APLD ComputeCo, LLC, 9.250%, 12/15/30	4.7%
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation, 10.000%, 11/15/29	4.1%

C000064377
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH Total Return Income Fund
Class Name	Class A
Trading Symbol	TRIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	1.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.58%	[17]
AssetsNet	$ 19,624,731
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 32,125
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$19,624,731 Number of Portfolio Holdings51 Advisory Fee (net of waivers)$32,125 Portfolio Turnover51%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	16.9%
Common Stocks	43.0%
Convertible Bonds	12.1%
Corporate Bonds	25.9%
Money Market Funds	2.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-19.3%
Industrials	0.4%
Consumer Staples	0.9%
Money Market Funds	2.5%
Communications	7.0%
Energy	8.8%
Real Estate	11.0%
Technology	14.1%
Consumer Discretionary	17.5%
Collateral for Securities Loaned	20.1%
Financials	37.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, due 07/15/29	9.0%
Capital Southwest Corporation	5.5%
VICI Properties, Inc.	5.4%
Trinity Capital, Inc.	5.3%
Lyft, Inc., 0.000%, due 09/15/30	4.9%
Pagaya US Holdings Company, LLC, 8.875%, due 08/1/30	4.9%
Transocean, Inc., 6.800%, due 03/15/38	4.2%
Hercules Capital, Inc.	3.9%
Main Street Capital Corporation	3.7%
Carlyle Group, Inc. (The)	3.3%

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000064378
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH Total Return Income Fund
Class Name	Class C
Trading Symbol	TRICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	2.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.33%	[18]
AssetsNet	$ 19,624,731
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 32,125
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$19,624,731 Number of Portfolio Holdings51 Advisory Fee (net of waivers)$32,125 Portfolio Turnover51%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	16.9%
Common Stocks	43.0%
Convertible Bonds	12.1%
Corporate Bonds	25.9%
Money Market Funds	2.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-19.3%
Industrials	0.4%
Consumer Staples	0.9%
Money Market Funds	2.5%
Communications	7.0%
Energy	8.8%
Real Estate	11.0%
Technology	14.1%
Consumer Discretionary	17.5%
Collateral for Securities Loaned	20.1%
Financials	37.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, due 07/15/29	9.0%
Capital Southwest Corporation	5.5%
VICI Properties, Inc.	5.4%
Trinity Capital, Inc.	5.3%
Lyft, Inc., 0.000%, due 09/15/30	4.9%
Pagaya US Holdings Company, LLC, 8.875%, due 08/1/30	4.9%
Transocean, Inc., 6.800%, due 03/15/38	4.2%
Hercules Capital, Inc.	3.9%
Main Street Capital Corporation	3.7%
Carlyle Group, Inc. (The)	3.3%

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000128970
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH Total Return Income Fund
Class Name	Class I
Trading Symbol	TRIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$70	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.33%	[19]
AssetsNet	$ 19,624,731
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 32,125
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$19,624,731 Number of Portfolio Holdings51 Advisory Fee (net of waivers)$32,125 Portfolio Turnover51%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	16.9%
Common Stocks	43.0%
Convertible Bonds	12.1%
Corporate Bonds	25.9%
Money Market Funds	2.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-19.3%
Industrials	0.4%
Consumer Staples	0.9%
Money Market Funds	2.5%
Communications	7.0%
Energy	8.8%
Real Estate	11.0%
Technology	14.1%
Consumer Discretionary	17.5%
Collateral for Securities Loaned	20.1%
Financials	37.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hertz Corporation (The), 12.625%, due 07/15/29	9.0%
Capital Southwest Corporation	5.5%
VICI Properties, Inc.	5.4%
Trinity Capital, Inc.	5.3%
Lyft, Inc., 0.000%, due 09/15/30	4.9%
Pagaya US Holdings Company, LLC, 8.875%, due 08/1/30	4.9%
Transocean, Inc., 6.800%, due 03/15/38	4.2%
Hercules Capital, Inc.	3.9%
Main Street Capital Corporation	3.7%
Carlyle Group, Inc. (The)	3.3%

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